Short-term borrowings and long-term debt - Summary of Short-Term Borrowings and Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 1,843,959	¥ 1,812,605
Long-term debt
Long-term loans	1,090,427	1,160,024
Unsecured bonds	664,390	544,078
Lease liabilities	599,470	571,726
Total	2,354,287	2,275,828
Less — Portion due within one year	287,445	217,711
Non-current portion of non-current borrowings	¥ 2,066,842	¥ 2,058,117
Short-term borrowings [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.13%	2.64%
Long-term loans [member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2025	2024
Long-term loans [member] | Top of range [member]
Long-term debt
Borrowings, maturity	2058	2058
Long-term loans [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	1.81%	1.90%
Unsecured Bonds [Member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2025	2024
Unsecured Bonds [Member] | Top of range [member]
Long-term debt
Borrowings, maturity	2035	2034
Unsecured Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.66%	0.41%
Lease liabilities [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.74%	2.53%